Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Interest income	$ 26,866	$ 5,855
Interest expense	(2,054)	(2,867)
Net interest income	$ 24,812	$ 2,988